Cover	Sep. 11, 2024
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Sep. 11, 2024
Entity File Number	001-41150
Entity Registrant Name	Southport Acquisition Corporation
Entity Central Index Key	0001865200
Entity Tax Identification Number	86-3483780
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8 Bolling Place
Entity Address, City or Town	Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06830
City Area Code	917
Local Phone Number	503-9722
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock 0. 0001 Par Value And One Half Of One Warrant [Member]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-half of one warrant
Trading Symbol	PORTU
Security Exchange Name	NONE
Common Class A [Member]
Title of 12(b) Security	Class A common stock, $0.0001 par value per share
Trading Symbol	PORT
Security Exchange Name	NONE
Warrants Each Whole Warrant Exercisable For One Share Of Class Common Stock At Exercise Price Of 11. 50 Subject To Adjustment [Member]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50, subject to adjustment
Trading Symbol	PORTW
Security Exchange Name	NONE